Schedule of details of debts (Details)	3 Months Ended		30 Months Ended		41 Months Ended	59 Months Ended
	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 JPY (¥)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 JPY (¥)	Jun. 06, 2019 EUR (€)	Nov. 30, 2020 EUR (€)
JAPAN [Member] | Edap Technomed Co Ltd [Member] | Loan One [Member]
Initial Amount | ¥				¥ 55,000,000
JAPAN [Member] | Edap Technomed Co Ltd [Member] | Loan Two [Member]
Initial Amount | ¥				10,000,000
JAPAN [Member] | Edap Technomed Co Ltd [Member] | Loan Three [Member]
Initial Amount | ¥		¥ 10,000,000
Interest rate | €	€ 2.30
JAPAN [Member] | Edap Technomed Co Ltd [Member] | Loan Four [Member]
Initial Amount | ¥				55,000,000
Interest rate | €			€ 1.80
JAPAN [Member] | Edap Technomed Co Ltd [Member] | Loan Five [Member]
Initial Amount | ¥				¥ 10,000,000
Interest rate | €			€ 2.10
ITALY [Member]
Initial Amount | €					€ 242,000
GERMANY [Member]
Interest rate | €						€ 2.49